Inventories - Schedule of Inventories (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Fuel and oil	€ 3,540	€ 1,039	€ 1,836